Condensed Interim Statements of Stockholders' Equity (Deficiency) - CAD	Common Stock [Member]	Warrants [Member]	Additional Paid-In Capital [Member]	Equity to be Issued [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 31, 2014	CAD 100			CAD 328,180	CAD (722,084)	CAD (393,804)
Balance, shares at Mar. 31, 2014	8,606,250
Unit subscriptions issued	CAD 689,116			(328,180)		360,936
Unit subscriptions issued, shares	625,160
Valuation of warrants	CAD (171,308)	171,308
Warrants granted for sevices		19,290				19,290
Unit issue costs	(1,100)	(400)				(1,500)
Warrants exercised	CAD 1,113					1,113
Warrants exercised, shares	25,000
Warrant liability valuation transferred on exercise	CAD 32,675					32,675
Stock options			324,916			324,916
Valuation of warrants classified as warrant liabiities	(8,273)					(8,273)
Net loss for the period					(1,087,289)	1,087,289
Balance at Mar. 31, 2015	CAD 542,323	190,198	324,916		(1,809,373)	(751,936)
Balance, shares at Mar. 31, 2015	9,256,410
Warrants exercised	CAD 12,614					12,614
Warrants exercised, shares	230,500
Warrant liability valuation transferred on exercise	CAD 509,285					509,285
Stock options			701,849			701,849
Shares issued for cash	CAD 48,441					48,441
Shares issued for cash, shares	31,532
Shares issued for conversion of debt	CAD 36,263			172,501		208,764
Shares issued for conversion of debt, shares	29,609
Beneficial conversion feature	CAD 5,042					5,042
Shares issued as compensation	CAD 312,384			167,448		479,832
Shares issued as compensation, shares	153,000
Net loss for the period					(1,913,995)	1,913,995
Balance at Mar. 31, 2016	CAD 1,466,352	190,198	1,026,765	339,949	(3,723,368)	(700,104)
Balance, shares at Mar. 31, 2016	9,701,051
Warrants exercised	CAD 2,318					2,318
Warrants exercised, shares	44,500
Warrant liability valuation transferred on exercise	CAD 43,521					43,521
Warrants expired		(174,088)			174,088
Stock based compensation			151,105			151,105
Shares issued for conversion of debt	CAD 64,585					64,585
Shares issued for conversion of debt, shares	66,667
Common shares issued	CAD 60,325			(60,325)
Common shares issued, shares	29,138
Shares issued as compensation	CAD 201,481			187,959		389,440
Shares issued as compensation, shares	250,000
Net loss for the period					(341,437)	341,437
Balance at Jun. 30, 2016	CAD 1,838,582	CAD 16,110	CAD 1,177,870	CAD 467,583	CAD (3,890,717)	CAD (390,572)
Balance, shares at Jun. 30, 2016	10,091,356